Summary of Significant Accounting Policies - Summary of Activity Related to Sale and Leaseback Transactions (Details) (10-K) - USD ($)		12 Months Ended
		Mar. 31, 2020	Sep. 30, 2020	Mar. 31, 2019
Interest recognized on financial liability		$ 2,257,399
Other current liabilities		(11,407,200)	$ (14,077,200)
Other long-term liabilities		3,885,464	8,087,700
Sale and Leaseback [Member]
Proceeds from sales of APEX		16,143,265
Debt extinguished with the issuance of APEX		100,000
Interest recognized on financial liability		2,257,399
Payments made for leased equipment		(3,208,000)
Total financial liability		15,292,664
Other current liabilities	[1]	(11,407,200)
Other long-term liabilities		$ 3,885,464	$ 8,087,700

[1]	Represents lease payments to be made in the next 12 months